LEASE LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2025
Lease Liabilities
SCHEDULE OF LEASE EXPENSE

The components of the Company’s lease expense are as follows:

	Six months ended September 30,
	2024	2025
	RMB	RMB

Operating lease cost	1,723	1,172
Lease cost	1,723	1,172

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 8 — LEASE LIABILITIES (cont.)

Supplemental cash flow information related to operating leases was as follows for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	2,076	615

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2025 and September 30, 2025:

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.20	1.71
Weighted average discount rate	3.45%	3.45%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of its lease liabilities for all operating leases are as follows as of September 30, 2025:

As of September 30, 2025
RMB
Six months ended March 31, 2026	614
Year ended March 31, 2027 and after	1,462
Total lease payments	2,076
Less: Interest	(62)
Present value of lease liabilities	2,014
Less: Current portion, record in current liabilities	(1,160)
Non-current portion of lease liabilities	854

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future minimum lease payments of the capital lease as of September 30, 2025 were as follows:

September 30,	Amount
2026	1,448
2027	78
2028	78
2029	26
Less: unearned discount	(76)
1,554
Less: Current portion lease liability	(1,394)
Non-current portion of lease liability	$160